UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09101

Exact name of registrant as specified in charter:	Dryden Tax-Managed Funds

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	William V. Healey
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-802-2991

Date of fiscal year end:	10/31/2004

Date of reporting period:	7/31/2004

Item 1.	Schedule of Investments [INSERT REPORT]

Dryden Tax-Managed Funds

Dryden Large-Cap Core Equity Fund

Schedule of Investments as of July 31, 2004 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 99.8%
COMMON STOCKS
CONSUMER DISCRETIONARY 14.4%
Auto & Truck 2.2%
34,900	AutoNation, Inc.(a)(b)	$562,588
29,700	Dana Corp.	572,913
97,800	Ford Motor Co.(b)	1,439,616
27,800	General Motors Corp.(b)	1,199,292
7,200	Monaco Coach Corp.	174,816
3,400	Navistar International Corp.(a)(b)	122,230
4,400	PACCAR, Inc.(b)	263,824

		4,335,279
Consumer Products
2,300	Eastman Kodak Co.(b)	60,927
Hotels, Restaurants & Leisure 1.4%
1,800	Ameristar Casinos, Inc.	48,384
2,200	Brunswick Corp.	85,866
11,400	CEC Entertainment, Inc.(a)	414,390
3,600	CKE Restaurants, Inc.(a)	51,912
31,600	Darden Restaurants, Inc.	674,028
700	Jack in the Box, Inc.(a)	22,330
37,300	McDonald’s Corp.	1,025,750
10,000	Yum! Brands, Inc.	383,900

		2,706,560
Housing Construction 0.9%
18,700	D.R. Horton, Inc.(b)	516,681
3,800	KB HOME	243,390
12,300	Lennar Corp. (Class A)(b)	524,964
9,400	Pulte Homes, Inc.(b)	513,522

		1,798,557
Internet & Catalog Retail 0.1%
3,700	Overstock.com, Inc.(a)(b)	129,759
200	Sabre Holdings Corp.	5,106

		134,865
Media 3.2%
20,800	Comcast Corp. (Class A)(a)	569,920
65,800	Disney (Walt) Co.	1,519,322
13,000	Gannett Co., Inc.(b)	1,080,820
1,800	Knight-Ridder, Inc.	118,422
135,900	Time Warner, Inc.(a)(b)	2,262,735
1,300	Tribune Co.(b)	55,185
20,000	Viacom, Inc. (Class B)	671,800

		6,278,204
Multiline Retail 3.1%
5,600	Dollar General Corp.(b)	108,080

Dryden Tax-Managed Funds

Dryden Large-Cap Core Equity Fund

Schedule of Investments as of July 31, 2004 (Unaudited) Cont’d.

Shares	Description	Value
8,500	Federated Department Stores, Inc.	407,320
15,100	Sears, Roebuck & Co.(b)	553,868
3,000	Supervalu, Inc.(b)	85,680
92,600	Wal-Mart Stores, Inc.	4,908,726

		6,063,674
Specialty Retail 3.5%
12,100	AutoZone, Inc.(a)(b)	934,120
4,500	bebe stores, inc.(a)(b)	87,435
6,400	Bed Bath & Beyond, Inc.(a)	226,496
9,900	Best Buy Co., Inc.	476,784
2,200	Electronics Boutique Holdings Corp.(a)	55,242
2,600	Finish Line, Inc. (The) (Class A)	74,022
20,400	Hasbro, Inc.	370,668
64,000	Home Depot, Inc.	2,158,080
20,400	Jones Apparel Group, Inc.(b)	761,940
8,100	Liz Claiborne, Inc.	293,139
17,400	Lowe’s Companies, Inc.(b)	847,728
11,850	Pacific Sunwear of California, Inc.(b)	241,740
11,700	The Gap, Inc.(b)	265,590
8,600	TJX Companies, Inc.(b)	201,842

		6,994,826
CONSUMER STAPLES 7.5%
Beverages 2.7%
28,900	Anheuser-Busch Cos., Inc.	1,499,910
48,400	Coca-Cola Co.	2,122,824
41,300	Pepsi Bottling Group, Inc. (The)	1,150,205
11,860	PepsiCo, Inc.	593,000

		5,365,939
Cosmetics & Soaps 3.0%
27,200	Avon Products, Inc.	1,169,872
26,600	Kimberly-Clark Corp.	1,704,262
30,200	Procter & Gamble Co.	1,574,930
36,700	The Gillette Co.	1,430,566

		5,879,630
Food & Drug Retailing 0.3%
17,100	Kroger Co. (The)(a)(b)	270,180
200	Sysco Corp.	6,890
1,700	The Pantry, Inc.(a)	37,043
5,300	USANA Health Sciences, Inc.(a)(b)	157,675
2,300	Whole Foods Market, Inc.(b)	189,336

		661,124
Food Products 0.7%
39,200	Archer-Daniels-Midland Co.	604,856
5,600	Chiquita Brands International, Inc.(a)	109,424
400	Del Monte Foods Co.(a)	4,216
900	Flowers Foods, Inc.	23,490

Dryden Tax-Managed Funds

Dryden Large-Cap Core Equity Fund

Schedule of Investments as of July 31, 2004 (Unaudited) Cont’d.

Shares	Description	Value
2,500	General Mills, Inc.(b)	112,250
1,200	Sara Lee Corp.	26,352
2,600	Smithfield Foods, Inc.(a)	73,684
17,348	Tyson Foods, Inc. (Class A)(b)	330,653

		1,284,925
Tobacco 0.8%
33,300	Altria Group, Inc.	1,585,080
500	R.J. Reynolds Tobacco Holdings, Inc.(a)	35,975

		1,621,055
ENERGY 8.2%
Oil & Gas Exploration/Production 4.8%
10,600	Anadarko Petroleum Corp.	633,774
7,000	Burlington Resources, Inc.(b)	267,190
84,600	CMS Energy Corp.(a)(b)	763,938
30,500	ConocoPhillips	2,402,485
16,300	Devon Energy Corp.(b)	1,132,687
19,800	Halliburton Co.	628,650
5,000	Newfield Exploration Co.(a)	295,350
17,900	Occidental Petroleum Corp.	881,933
18,100	Schlumberger Ltd.	1,164,192
28,100	Transocean, Inc.(a)	798,040
7,600	Unit Corp.(a)(b)	245,100
9,200	Veritas DGC, Inc.(a)	226,596

		9,439,935
Petroleum & Coal 3.4%
14,645	ChevronTexaco Corp.(b)	1,400,794
101,809	Exxon Mobil Corp.	4,713,757
3,900	Premcor, Inc.(a)	140,010
17,300	Tesoro Petroleum Corp.(a)	501,700

		6,756,261
FINANCIALS 19.8%
Banking 4.9%
39,900	Bank of America Corp.	3,391,899
500	First Horizon National Corp.(b)	21,675
600	Golden West Financial Corp.	64,146
24,700	KeyCorp.	745,446
27,300	PNC Financial Services Group	1,381,380
14,200	Popular, Inc.	322,908
7,300	SunTrust Banks, Inc.(b)	481,435
59,491	U.S. Bancorp	1,683,595
27,200	Wells Fargo & Co.(b)	1,561,552

		9,654,036
Financial Services 10.6%
100	A.G. Edwards, Inc.(b)	3,250
4,600	American Express Co.	231,150
15,100	CharterMac	293,695

Dryden Tax-Managed Funds

Dryden Large-Cap Core Equity Fund

Schedule of Investments as of July 31, 2004 (Unaudited) Cont’d.

Shares	Description	Value
124,700	Citigroup, Inc.	5,498,023
7,298	Countrywide Credit Industries, Inc.	526,186
3,900	Deluxe Corp.(b)	171,795
2,900	Fannie Mae(b)	205,784
2,700	Freddie Mac	173,637
17,200	Goldman Sachs Group, Inc. (The)(b)	1,516,868
52,598	J.P. Morgan Chase & Co.	1,963,483
16,800	Knight Trading Group, Inc.(a)(b)	142,968
12,800	Lehman Brothers Holdings, Inc.	897,280
28,500	MBNA Corp.	703,665
40,800	Merrill Lynch & Co., Inc.(b)	2,028,576
3,800	Moody’s Corp.(b)	258,780
34,000	Morgan Stanley	1,677,220
29,500	National City Corp.(b)	1,076,750
6,300	New Century Financial Corp.(b)	296,415
6,000	The Bear Stearns Cos., Inc.	500,520
47,000	Wachovia Corp.(b)	2,082,570
19,225	Washington Mutual, Inc.	745,930

		20,994,545
Insurance 4.2%
15,700	ACE Ltd.	637,263
5,700	AFLAC, Inc.	225,948
24,200	Allstate Corp.	1,139,336
1,100	American Financial Group, Inc.(b)	32,659
45,996	American International Group, Inc.	3,249,617
3,000	Chubb Corp.	206,340
700	Everest Re Group, Ltd.	51,436
2,200	LandAmerica Financial Group, Inc.	86,900
5,600	Loews Corp.	317,128
6,700	MetLife, Inc.	238,989
42,610	St. Paul Cos., Inc. (The)	1,579,553
2,200	The Phoenix Cos., Inc.	22,814
500	The Progressive Corp.(b)	38,310
7,300	XL Capital Ltd. (Class A)	515,964

		8,342,257
Real Estate Investment Trusts 0.1%
3,900	Equity Office Properties Trust	101,205
HEALTHCARE 13.5%
Biotechnology 1.3%
45,100	Amgen, Inc.(a)	2,565,288
Healthcare Equipment & Supplies 2.3%
27,700	Becton, Dickinson & Co.	1,308,271
5,600	C.R. Bard, Inc.(b)	309,120
4,900	Kensey Nash Corp.(a)(b)	138,621
39,400	Medtronic, Inc.	1,956,998
6,900	Molecular Devices Corp.(a)	140,829
23,500	PerkinElmer, Inc.	413,130
2,900	Varian Medical Systems, Inc.(a)(b)	200,129
1,500	Ventana Medical Systems, Inc.(a)	74,895

		4,541,993

Dryden Tax-Managed Funds

Dryden Large-Cap Core Equity Fund

Schedule of Investments as of July 31, 2004 (Unaudited) Cont’d.

Shares	Description	Value
Healthcare Providers & Services 2.0%
5,200	Aetna, Inc.(b)	446,160
14,900	Anthem, Inc.(a)(b)	1,228,803
6,000	Apria Healthcare Group, Inc.(a)(b)	176,100
17,500	Express Scripts, Inc.(a)(b)	1,148,000
3,400	LifePoint Hospitals, Inc.(a)(b)	113,594
1,200	Sunrise Assisted Living, Inc.(a)	42,360
6,900	WellPoint Health Networks, Inc.(a)	697,590

		3,852,607
Pharmaceuticals 7.9%
2,700	Abbott Laboratories	106,245
49,700	Bristol-Myers Squibb Co.	1,138,130
2,400	First Horizon Pharmaceutical Corp.(a)	41,928
3,379	Hospira, Inc.(a)	87,550
13,500	IMS Health, Inc.	327,240
73,504	Johnson & Johnson(b)	4,062,566
5,800	Lilly Eli & Co.	369,576
63,600	Merck & Co., Inc.	2,884,260
161,035	Pfizer, Inc.	5,146,679
43,000	Wyeth	1,522,200

		15,686,374
INDUSTRIALS 12.3%
Aerospace/Defense 2.5%
9,500	General Dynamics Corp.	938,790
16,100	Lockheed Martin Corp.	853,139
33,000	Northrop Grumman Corp.	1,735,800
15,400	United Technologies Corp.	1,439,900

		4,967,629
Airlines 0.1%
12,100	ExpressJet Holdings, Inc.(a)(b)	131,890
Building Products 0.8%
54,300	Masco Corp.(b)	1,642,032
Business Services 1.1%
19,525	Apollo Group, Inc. (Class A)(a)	1,631,314
1,600	Banta Corp.	63,536
22,100	Convergys Corp.(a)	292,604
12,200	Pegasus Solutions, Inc.(a)	159,088

		2,146,542
Diversified Manufacturing Operations 1.1%
10,200	Cooper Industries, Ltd. (Class A)	580,074
13,500	Danaher Corp.(b)	683,775
7,600	Eaton Corp.(b)	491,264
4,000	Fastenal Co.(b)	249,520
2,300	Griffon Corp.(a)	48,231
1,700	Ingersoll-Rand Co. (Class A)	116,773

		2,169,637

Dryden Tax-Managed Funds

Dryden Large-Cap Core Equity Fund

Schedule of Investments as of July 31, 2004 (Unaudited) Cont’d.

Shares	Description	Value
Electrical Equipment 0.2%
2,500	Emerson Electric Co.(b)	151,750
9,500	Energizer Holdings, Inc.(a)(b)	361,950

		513,700
Industrial Conglomerates 4.2%
2,300	3M Co.(b)	189,428
164,000	General Electric Co.	5,453,000
85,300	Tyco International Ltd.(b)	2,644,300

		8,286,728
Machinery 1.3%
19,800	Caterpillar, Inc.(b)	1,455,102
17,100	Deere & Co.	1,074,051
300	Gardner Denver, Inc.(a)	8,034

		2,537,187
Transportation 1.0%
3,300	FedEx Corp.(b)	270,204
23,100	United Parcel Service, Inc. (Class B)	1,662,276

		1,932,480
INFORMATION TECHNOLOGY 14.8%
Communications Equipment 1.4%
102,100	Cisco Systems, Inc.(a)	2,129,806
33,500	Polycom, Inc.(a)(b)	645,880

		2,775,686
Computers 3.5%
5,400	Agilysys, Inc.	80,460
17,200	Dell, Inc.(a)	610,084
91,250	Hewlett-Packard Co.	1,838,687
46,300	International Business Machines Corp.	4,031,341
3,600	Lexmark International, Inc.(a)	318,600

		6,879,172
Computer Software & Services 4.3%
24,900	Ciber, Inc.(a)	186,750
6,100	Computer Sciences Corp.(a)(b)	288,225
177,700	Microsoft Corp.	5,057,342
15,100	Network Appliance, Inc.(a)(b)	291,581
179,500	Oracle Corp.(a)	1,886,545
21,200	SERENA Software, Inc.(a)(b)	326,480
28,200	Xerox Corp.(a)(b)	390,852

		8,427,775

Dryden Tax-Managed Funds

Dryden Large-Cap Core Equity Fund

Schedule of Investments as of July 31, 2004 (Unaudited) Cont’d.

Shares	Description	Value
Electronic Components 0.8%
9,400	Arrow Electronics, Inc.(a)(b)	222,404
17,700	Cree, Inc.(a)(b)	396,126
144,000	Sanmina-SCI Corp.(a)(b)	1,056,960

		1,675,490
Internet 1.3%
18,900	EarthLink, Inc.(a)	186,543
3,000	SonicWALL, Inc.(a)	19,890
41,300	Tibco Software, Inc.(a)	291,991
1,600	University of Phoenix Online(a)	137,872
62,800	Yahoo! Inc.(a)(b)	1,934,240

		2,570,536
IT Consulting & Services
2,800	eFunds Corp.(a)(b)	45,808
4,100	MPS Group, Inc.(a)	36,818

		82,626
Semiconductors 3.5%
8,500	Analog Devices, Inc.(b)	337,450
38,900	Applied Materials, Inc.(a)(b)	660,133
87,800	Intel Corp.	2,140,564
35,000	Linear Technology Corp.(b)	1,368,500
30,100	Maxim Integrated Products, Inc.	1,447,810
50,700	Teradyne, Inc.(a)(b)	866,970

		6,821,427
MATERIALS 2.8%
Chemicals 0.7%
11,900	E. I. du Pont de Nemours & Co.	510,153
21,800	IMC Global, Inc.(b)	297,570
6,800	MacDermid, Inc.(b)	198,968
13,000	RPM International, Inc.	195,650
4,300	The Dow Chemical Co.	171,527

		1,373,868
Containers & Packaging
900	Ball Corp.	64,962
Metals & Mining 1.0%
10,300	Allegheny Technologies, Inc.	206,515
2,800	Century Aluminum Co.(a)	65,940
4,100	International Steel Group, Inc.(a)	134,193
17,900	Nucor Corp.(b)	1,497,335
2,000	Steel Dynamics, Inc.(b)	65,500

		1,969,483
Paper & Packaging 1.1%
26,700	Georgia-Pacific Corp.	897,120
50,600	Louisiana-Pacific Corp.	1,198,208

		2,095,328

Dryden Tax-Managed Funds

Dryden Large-Cap Core Equity Fund

Schedule of Investments as of July 31, 2004 (Unaudited) Cont’d.

Shares	Description	Value
TELECOMMUNICATION SERVICES 4.8%
Diversified Telecommunication Services 2.6%
1,200	ALLTEL Corp.(b)	62,400
20,100	Aspect Communications Corp.(a)	170,247
66,000	BellSouth Corp.(b)	1,787,940
18,900	SBC Communications, Inc.	478,926
47,200	Tellabs, Inc.(a)	420,552
56,600	Verizon Communications, Inc.(b)	2,181,364

		5,101,429
Wireless Telecommunication Services 2.2%
24,100	CenturyTel, Inc.(b)	746,859
97,600	Motorola, Inc.	1,554,768
21,800	Nextel Partners, Inc. (Class A)(a)(b)	350,326
24,200	QUALCOMM, Inc.	1,671,736
10,300	Wireless Facilities, Inc.(a)	77,044

		4,400,733
UTILITIES 1.7%
Electric Utilities 1.2%
16,900	AES Corp.(a)(b)	163,085
5,400	Constellation Energy Group	208,170
100	DTE Energy Co.	4,017
12,400	Entergy Corp.	713,000
29,476	Exelon Corp.	1,028,712
2,400	Progress Energy, Inc.(b)	101,136
10,700	Xcel Energy, Inc.(b)	182,970

		2,401,090
Gas Utilities 0.5%
18,000	NiSource, Inc.(b)	372,600
2,300	Praxair, Inc.	90,735
13,400	Sempra Energy	479,050

		942,385

	Total long-term investments (cost $ 172,186,616)	197,029,881

SHORT-TERM INVESTMENTS 26.2%
MUTUAL FUND 26.2%
51,765,163	Dryden Core Investment Fund - Taxable Money Market Series(c) (cost $ 51,765,163)	51,765,163

	Total Investments 126.0% (cost $ 223,951,779(d))	248,795,044
	Liabilities in excess of other assets (including collateral for securities lending of $50,699,365) ( 26.0%)	(51,362,959)

	Net Assets 100%	$197,432,085

(a)	Non-income producing security.
(b)	Securities, or portion thereof, on loan with an aggregate market value of $49,014,993; cash collateral of $50,699,365 was received with which the portfolio purchased securities.
(c)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.
(d)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of July 31, 2004 were as follows:

Tax Basis	Appreciation	Depreciation	Total Net Unrealized Appreciation
$225,684,137	$27,900,696	$4,789,789	$23,110,907

The difference between book basis and tax basis was attributable to deferred losses on wash sales.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI or Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty dates are valued at current market quotations.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden Tax-Managed Funds

By (Signature and Title)*	/s/ William V. Healey
William V. Healey
Chief Legal Officer

Date September 28, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date September 28, 2004

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date September 28, 2004

*	Print the name and title of each signing officer under his or her signature.